Expenses by nature - Issuance of Z-Shares to American and Issuance of PIPE shares to suppliers and partners (Details) - Issuance of Z-Shares to American	Jun. 10, 2021 GBP (£) shares	Dec. 31, 2022 $ / shares
Expenses by nature
Par value per share | $ / shares		$ 0.00001
Fair Value of Other Equity Instruments
Probability adjusted valuation	£ 16,739,000
Vertical Aerospace Group Ltd
Expenses by nature
Number of shares subscribed	5,804
Consideration for shares subscribed	£ 0.06
Business combination does not complete
Fair Value of Other Equity Instruments
Fair value of Z-Shares as at June 10, 2021	£ 2,558,000
Business combination completes
Expenses by nature
Percentage of Class Z shares exchanged	100.00%
Number of Class Z Shares exchanged for common shares | shares	6,125,000
Fair Value of Other Equity Instruments
Fair value of Z-Shares as at June 10, 2021	£ 21,984,000